Disclosures on Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers from Level 1 into Level 2	₨ 0	₨ 0
Financial assets, transfers from Level 2 into Level 1	0	0
Financial liabilities, transfers from Level 1 into Level 2	0	0
Financial liabilities, transfers from Level 2 into Level 1	₨ 0	0
Description of periods when cash flows expected to occur	March 31, 2020 to 2024
Financial liability	₨ 1,984,521,600,000	1,889,327,800,000		$ 28,696.7
Maximum exposure to credit risk	₨ 1,028,129,900,000	₨ 1,035,065,200,000
Percentage of non-convertible debentures invested in bank deposits	15.00%
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%	10.00%	10.00%	10.00%
Gain (loss) on commodity derivative contracts	₨ 847,400,000	₨ 2,146,300,000	₨ 9,184,000,000
Quoted equity shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	3,043,100,000	3,404,800,000	2,602,900,000
Foreign Currency Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	(2,883,700,000)	2,187,900,000	5,044,800,000
Gain loss on recognized in profit or loss due to ten percent Appreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	4,797,900,000	4,614,200,000	4,612,400,000
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	(4,797,900,000)	₨ (4,614,200,000)	₨ (4,612,400,000)
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity		10.00%	10.00%		10.00%
Financial liability	843,614,500,000	₨ 839,569,600,000	₨ 657,263,600,000
Foreign currency exchange rate risk [member] | Profit and loss [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	77,446,600,000	72,790,600,000	58,201,000,000
Foreign currency exchange rate risk [member] | Profit and loss [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	42,004,400,000	37,497,700,000	28,922,400,000
Foreign currency exchange rate risk [member] | Other comprehensive income loss before tax [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 6,914,900,000	₨ 11,166,400,000	₨ 7,525,400,000
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	1.00%	1.00%	1.00%	1.00%
Financial liability	₨ 302,786,300,000	₨ 210,182,800,000	₨ 189,283,600,000
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 3,027,900,000	₨ 2,101,800,000	₨ 1,892,800,000
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%	10.00%	10.00%	10.00%
Equity price risk [Member] | Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 304,300,000	₨ 340,500,000	₨ 260,300,000
Equity price risk [Member] | Quoted equity shares through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	423,100,000	0
Investment fair value through profit and loss	₨ 4,231,400,000	₨ 0